Share-Based Payment - Summary of Right to Acquire Shares for Price Originally Paid by Participant, Less an Applicable Discount (Details)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Incentive shares time remaining to the end of lock up period	10 years